March 3, 1997

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Bond Trust
           File Nos. 811-2402; 2-66906
           John Hancock Intermediate Maturity Government Fund
           John Hancock Government Income Fund
           John Hancock High Yield Bond Fund

         CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus for John Hancock Intermediate Maturity Government Fund, John Hancock Government Income Fund and John Hancock High Yield Bond Fund and Statements of Additional Information for John Hancock Government Income Fund and John Hancock High Yield Bond Fund dated March 1, 1997 that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement has been filed electronically.

Sincerely,

/s/ Marilyn Lutzer

Marilyn Lutzer